Summary of Significant Accounting Policies (Deferred Financing Costs, Net of Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Financing Cost [Line Items]
Deferred financing costs	$ 18,152	$ 9,159
Accumulated amortization	(1,683)	(1,867)
Deferred financing costs, net	$ 16,469	$ 7,292